Share Based Compensation - Summary of Assumptions Used to Determine Fair value of Share Options (Details) - 2017 Restricted Share Scheme and 2017 Option Plan - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Based Compensation [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Contractual life	10 years	10 years	10 years
Bottom of range
Disclosure Of Share Based Compensation [Line Items]
Risk free interest rate	1.22%	0.71%	2.08%
Expected volatility range	43.50%	40.00%	40.00%
Exercise multiples	$ 2.2	$ 2.2	$ 2.2
Top of range [Member]
Disclosure Of Share Based Compensation [Line Items]
Risk free interest rate	1.63%	0.91%
Expected volatility range	50.00%	42.50%
Exercise multiples	$ 2.8	$ 2.8	$ 2.8